Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
Research and development costs	$17,598	$26,478
Compensation and benefits	9,359	10,181
Professional fees	3,738	3,745
Other liabilities	259	393
Total accrued expenses and other liabilities	$30,954	$40,797